Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 12 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2025 and 2024 consisted of the following:

	December 31,	December 31,
	2025	2024
At cost:
Buildings	$62,760,198	$60,987,458
Machinery and equipment	76,063,390	72,611,558
Office equipment	1,487,873	1,385,389
Motor vehicles and other transport equipment	651,134	608,610
Molds and others	2,606,275	2,468,862
	143,568,870	138,061,877
Less : Accumulated depreciation	(57,124,548)	(50,791,146)
Less: provision for impairment for fixed assets	(27,839,582)	(23,767,121)
Property, plant and equipment, net	$58,604,740	$63,503,610

The Company’s Jinhua factory completed the relocation to a new industrial park in April 2021. The new location covers an area of more than 58,000 square meters and a construction area of more than 96,000 square meters. The Company’s off-road vehicles, EV battery packs, electric scooters battery packs, smart battery swap system and some EV parts are manufactured in the Jinhua factory. The Company’s Jinhua factory owns the above production facilities. The  Company’s EV products, EV parts and electrical off-road vehicles, including Neighborhood EVs (“NEVs”), pure electric utility vehicles (“UTV”), pure electric golf cart and EV parts are manufactured in the Hainan factory. The Company’s Hainan factory expects to have production capacity with an annual output (three shifts) of 100,000 units of various models of EV products, EV parts and electrical off-road vehicles and owns the above facilities. As of December 31, 2025, the Hainan factory passed the completion acceptance inspection.

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 were $4,129,481, $10,102,868 and $10,141,120, respectively.

(1)	As of December 31, 2025 and 2024, machinery and equipment held by Kandi Hainan with carrying value totaling approximately $1.3 million and $1.8 million were pledged to banks as collateral for credit limits and loans respectively.

(2)	As of December 31, 2025 and 2024, buildings held by Zhejiang Kandi Technology with carrying value totaling approximately $16.2 million and $16.1 million were pledged to banks as collateral for credit limits and loans respectively.

(3)	As of December 31, 2024, approximately $10.6 million of building held by Kandi Investment were pledged as collateral for the $6.1 million long-term loan, which had been fully released during the year ended December 31, 2025.